Net Income Per Unit (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Numerators
Partnership's net income	$ 22,072	$ 26,975
Less:
Preferred unit holders' interest in Partnership's net income	5,550	5,550
General Partner's interest in Partnership's net income	320	426
Partnership's net income allocable to unvested units	91	148
Common unit holders' interest in Partnership's net income	$ 16,111	$ 20,851
Denominators
Weighted average number of common units outstanding, basic and diluted	122,441,607	119,559,456
Net income per common unit:
Basic and diluted	$ 0.13	$ 0.17